SCHEDULE OF WARRANTS OUTSTANDING (Details)	9 Months Ended
	Sep. 30, 2026 $ / shares shares	Sep. 30, 2026 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Date issued	Oct. 30, 2023
Expiry date	Oct. 30, 2026
Exercise price | $ / shares		$ 23.20
Number of warrants outstanding	12,800	12,800
Warrant two [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 26, 2024
Expiry date	Feb. 26, 2029
Exercise price | $ / shares	$ 4.4025
Number of warrants outstanding	57,795	57,795
Warrant three [member]
IfrsStatementLineItems [Line Items]
Date issued	May 05, 2025
Expiry date	May 05, 2030
Exercise price | $ / shares		$ 3.9779
Number of warrants outstanding	7,500	7,500
Warrant four [member]
IfrsStatementLineItems [Line Items]
Date issued	Jun. 12, 2025
Expiry date	Jun. 12, 2030
Exercise price | $ / shares		$ 5.0768
Number of warrants outstanding	1,014,500	1,014,500
Warrant five [member]
IfrsStatementLineItems [Line Items]
Date issued	Jul. 21, 2025
Expiry date	Jul. 21, 2030
Exercise price | $ / shares		$ 7.3579
Number of warrants outstanding	3,495,732	3,495,732
Warrant six [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 23, 2026
Expiry date	Feb. 23, 2029
Exercise price | $ / shares		$ 11.9744
Number of warrants outstanding	357,500	357,500
Warrant seven [member]
IfrsStatementLineItems [Line Items]
Date issued	Jun. 09, 2026
Expiry date	Jun. 09, 2027
Exercise price | $ / shares		$ 0.00
Number of warrants outstanding	386,670	386,670
Warrant eight [member]
IfrsStatementLineItems [Line Items]
Date issued	Jun. 09, 2026
Expiry date	Jun. 09, 2028
Exercise price | $ / shares		$ 0.00
Number of warrants outstanding	309,336	309,336
Warrant nine [member]
IfrsStatementLineItems [Line Items]
Date issued	Sep. 28, 2026
Expiry date	Sep. 28, 2029
Exercise price | $ / shares		$ 9.4595
Number of warrants outstanding	112,150	112,150
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	5,753,983	5,753,983